AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON

July 22, 2011

SECURITIES ACT FILE NO. 333-170329

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

617-426-3750

(Registrant’s Area Code and Telephone Number)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 485(b) (File No. 333-170329) with the Commission on December 29, 2010 (Accession No. 0001193125-10-289277).

COLUMBIA FUNDS SERIES TRUST I

PART C. OTHER INFORMATION

Item 15. Indemnification

Article Five of the Bylaws of Registrant (“Article Five”) provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to Registrant or any affiliated person thereof (“Covered Persons”) under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 (“1940 Act”) provides that neither the Agreement and Declaration of Trust nor the Bylaws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article Five also provides that its indemnification provisions are not exclusive. Registrant has also entered into Indemnification Agreements with each of its trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Item 16. Exhibits

(1)(a)	Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(1)(b)	Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005. (1)

(2)	Amended and Restated By-laws of Registrant. (2)

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is filed herewith.

(5)	Not applicable.

(6)(a)	Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010. (18)

(6)(b)	Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of May 1, 2010 (CMG Ultra Short-Term Bond Fund). (18)

(6)(c)	Amendment No. 1 to Investment Management Services Agreement by and between Columbia Management Investment Advisers, LLC and Registrant, dated as of February 28, 2011, is filed herewith.

(7)	Distribution Agreement by and between Registrant and Columbia Management Investment Distributors, Inc. dated as of September 7, 2010. (19)

(8)	Not Applicable.

(9)(1)	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated September 19, 2005. (3)

(9)(2)	Second Amended and Restated Master Global Custody Agreement between certain Funds and JP Morgan Chase Bank, N.A., dated March 7, 2011. (22)

(10)(a)	Amended and Restated Distribution Plan pursuant to Rule 12b-1. (19)

(10)(b)	Amended and Restated Shareholder Servicing Plan for certain Fund share classes of the Registrant. (19)

(10)(c)	Amended and Restated Shareholder Services Plan for Registrant’s Class T shares. (19)

(10)(d)	Shareholder Servicing Plan Implementation Agreement for certain Fund share classes of the Registrant between the Registrant, Columbia Funds Series Trust, Columbia Funds Series Trust II and Columbia Management Investment Distributors, Inc. (19)

(10)(e)	Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and Columbia Management Investment Distributors, Inc. (19)

(10)(f)	Amended and Restated Rule 18f-3 Multi-Class Plan. (19)

(11)	Opinion and consent of counsel as to the legality of the securities being registered. (21)

(12)	Opinion and consent of counsel regarding certain tax matters, filed herewith.

(13)(a)(1)	Administrative Services Agreement by and between Registrant, the other parties listed on Schedule A and Columbia Management Investment Advisers, LLC dated as of May 1, 2010 with Schedule A dated May 1, 2010. (18)

(13)(a)(2)	Amendment No. 1 to Administrative Services Agreement by and between Registrant, the other parties listed on Schedule A and Columbia Management Investment Advisers, LLC dated as of February 28, 2011, with Schedule A dated May 1, 2010, is filed herewith.

(13)(b)(i)	Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated December 15, 2006 with Schedule A dated May 5, 2008. (8)

(13)(b)(ii)	Amendment to Financial Reporting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (12)

(13)(b)(iii)	Amendment to Financial Reporting Services Agreement by and among Registrant, Columbia Management Advisors, LLC, State Street Bank and Trust Company, and Columbia Management Investment Advisers, LLC dated as of April 30, 2010, with Schedule A dated as of May 1, 2010. (18)

(13)(c)(i)	Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of December 15, 2006 with Schedule A dated May 5, 2008. (8)

(13)(c)(ii)	Amendment to Accounting Services Agreement between Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC and State Street Bank and Trust Company dated as of June 29, 2007 with Schedule A dated as of June 29, 2007. (12)

(13)(c)(iii)	Amendment to Accounting Services Agreement by and among Registrant, Columbia Management Advisors, LLC, State Street Bank and Trust Company, and Columbia Management Investment Advisers, LLC dated as of April 30, 2010, with Schedule A dated as of May 1, 2010. (18)

(13)(d)(i)	Transfer and Dividend Disbursing Agent Agreement by and between Registrant and Columbia Management Investment Services Corp. dated as of September 7, 2010 with Schedule A dated as of September 7, 2010. (19)

(13)(d)(ii)	Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp. dated as of May 24, 2011 with Schedule A dated as of May 24, 2011, filed herewith.

(13)(e)	Amended and Restated Credit Agreement dated as of October 19, 2006 by and among Registrant and certain other trusts party thereto, on behalf of certain of their series listed on Schedule A thereto, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of certain of their series listed on Schedule B thereto, Lloyds TSB Bank plc, Société Générale, New York Branch, Banco Bilbao Vizcaya Argentaria S.A., State Street Bank and Trust Company, individually, State Street Bank and Trust Company, as administrative agent for each of the banks party thereto, and State Street Bank and Trust Company, as operations agent for each of the banks party thereto. (4)

(13)(f)	Amendment Agreement No. 1 and Instrument of Adherence dated as of October 18, 2007 by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, the banks party thereto, State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (4)

(13)(g)	Letter agreement dated as of September 19, 2005, by and among Nations Funds Trust, Nations Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(13)(h)	Letter agreement dated as of February 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust and Nations Separate Account Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(13)(i)	Letter agreement dated as of June 7, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(13)(j)	Letter agreement dated as of September 15, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I and Bank of America Funds Trust, each on behalf of certain of its series, and State Street Bank and Trust Company. (4)

(13)(k)	Letter agreement dated as of October 19, 2006, by and among Columbia Funds Series Trust, Columbia Funds Master Investment Trust, Columbia Funds Variable Insurance Trust I, Bank of America Funds Trust, Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(13)(l)	Letter agreement dated as of September 17, 2007, by and among Registrant, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(13)(m)	Letter agreement dated as of October 18, 2007, by and among Registrant, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust, each on behalf of certain of its series, as set forth on Appendix I to the Sixth Amendment Agreement, Columbia Fund Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, as set forth on Appendix I thereto, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (4)

(13)(n)	Letter agreement dated as of February 28, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank and Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (7)

(13)(o)	Amendment Agreement No. 2 dated as of February 28, 2008 by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., the banks party thereto, and State Street Bank and Trust Company, as operations agent for itself and the banks party thereto, and State Street Bank and Trust Company, as administrative agent for itself and the banks party thereto. (7)

(13)(p)	Letter agreement dated as of August 29, 2008, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Institutional Trust, Columbia Funds Variable Insurance Trust, Banc of America Funds Trust, Excelsior Funds, Inc., Excelsior Funds Trust, and Excelsior Tax-Exempt Funds, Inc., each on behalf of certain of its series, and State Street Bank Trust Company, individually, as acknowledged by State Street Bank and Trust Company, as custodian. (9)

(13)(q)	Form of Indemnification Agreement. (2)

(13)(r)(1)	Fee Waiver and Expense Reimbursement Agreement between Registrant and Columbia Management Advisors, LLC dated November 19, 2008 with Schedule A dated December 1, 2008. (11)

(13)(r)(2)	Fee Waiver and Expense Cap Agreement between Registrant and Columbia Management Investment Advisers, LLC dated February 28, 2011, filed herewith.

(13)(r)(3)	Amended and Restated Fee Waiver and Expense Cap Agreement between Registrant and Columbia Management Investment Advisers, LLC dated June 1, 2011, filed herewith.

(13)(s)	Amendment Agreement No. 3, dated March 31, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (11)

(13)(t)	Amendment Agreement No. 4, dated October 16, 2008, to the Limited Waiver and Limited Consent, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I and Banc of America Funds Trust, on behalf of each of their respective series listed on Schedule 2 and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (10)

(13)(u)	Amendment Agreement No. 5 and Limited Consent, dated as of June 1, 2009, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Banc of America Funds Trust, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (13)

(13)(v)	Amendment Agreement No. 6, dated as of October 15, 2009, by and among the Registrant, Columbia Funds Variable Insurance Trust, Columbia Funds Institutional Trust, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust I, Columbia Funds Series Trust II, each on behalf of each of its respective series listed on Schedule 2 thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (14)

(13)(w)	Plan Administration Services Agreement, dated as of September 7, 2010, by and among the Registrant, Columbia Funds Series Trust and Columbia Management Investment Services Corp. (19)

(13)(x)	Amendment Agreement No. 7, dated as of October 14, 2010, by and among the Registrant, Columbia Funds Series Trust, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust I, each on behalf of its respective series listed on Schedule 2 attached thereto and State Street Bank and Trust Company, individually, as operations agent and as administrative agent. (20)

(13)(y)(1)	Columbia Funds Family Code of Ethics as revised September, 2009. (22)

(13)(y)(2)	Code of Ethics of Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated May 1, 2010. (22)

(14)(a)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP). (21)

(14)(b)	Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP). (21)

(15)	Not applicable.

(16)(a)	Trustees Power of Attorney. (21)

(16)(b)	Power of Attorney of David Moffett, filed herewith.

(17)	Not applicable.

1.	Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 16, 2005.
2.	Incorporated by reference to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 24, 2006.
3.	Incorporated by reference to Post-Effective Amendment No. 55 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 29, 2007.
4.	Incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-148106), filed on or about December 17, 2007.
5.	Incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 30, 1996.
6.	Incorporated by reference to Post-Effective Amendment No. 68 to the Registration Statement of the Registrant on Form N-1A, filed on or about January 16, 2008.
7.	Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement of the Registrant on Form N-1A, filed on or about March 28, 2008.
8.	Incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of the Registrant on Form N-1A, filed on or about July 29, 2008.
9.	Incorporated by reference to Post-Effective Amendment No. 79 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 25, 2008.
10.	Incorporated by reference to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 27, 2008.
11.	Incorporated by reference to Post-Effective Amendment No. 81 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 25, 2008.
12.	Incorporated by reference to Post-Effective Amendment No. 88 to the Registration Statement of the Registrant

on Form N-1A, filed on or about July 29, 2009.
13.	Incorporated by reference to Post-Effective Amendment No. 91 to the Registration Statement of the Registrant on Form N-1A, filed on or about August 28, 2009.
14.	Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2009.
15.	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement of the Registrant on Form N-1A, filed on or about November 20, 2009.
16.	Incorporated by reference to Post-Effective Amendment No. 98 to the Registration Statement of the Registrant on Form N-1A, filed on or about December 29, 2009.
17.	Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of Columbia Funds Variable Insurance Trust on Form N-1A (File Nos. 33-14954 and 811-05199), filed on or about April 29, 2010.
18.	Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement of the Registrant on Form N-1A, filed on or about May 28, 2010.
19.	Incorporated by reference to Post-Effective Amendment No. 111 to the Registration Statement of the Registrant on Form N-1A, filed on or about September 27, 2010.
20.	Incorporated by reference to Post-Effective Amendment No. 112 to the Registration Statement of the Registrant on Form N-1A, filed on or about October 28, 2010.
21.	Incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-170367), filed on or about November 4, 2010.
22.	Incorporated by reference to Post-Effective Amendment No. 124 to the Registration Statement of the Registrant on Form N-1A, filed on or about April 29, 2011.

Item 17. Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbia Funds Series Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of July, 2011.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ J. Kevin Connaughton
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/S/ J. KEVIN CONNAUGHTON J. Kevin Connaughton	President (Principal Executive Officer)	July 21, 2011

/S/ MICHAEL G. CLARKE Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	July 21, 2011

/S/ JOSEPH F. DIMARIA Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	July 21, 2011

/S/ RODMAN L. DRAKE* Rodman L. Drake	Trustee	July 21, 2011

/S/ DOUGLAS A. HACKER* Douglas A. Hacker	Trustee	July 21, 2011

/S/ JANET LANGFORD KELLY* Janet Langford Kelly	Trustee	July 21, 2011

/S/ WILLIAM E. MAYER* William E. Mayer	Trustee	July 21, 2011

/S/ DAVID M. MOFFETT* David M. Moffett	Trustee	July 21, 2011

/S/ CHARLES R. NELSON* Charles R. Nelson	Trustee	July 21, 2011

/S/ JOHN J. NEUHAUSER* John J. Neuhauser	Trustee	July 21, 2011

/S/ PATRICK J. SIMPSON* Patrick J. Simpson	Trustee	July 21, 2011

/S/ ANNE-LEE VERVILLE* Anne-Lee Verville	Trustee	July 21, 2011

/S/ MICHAEL A. JONES* Michael A. Jones	Trustee	July 21, 2011

*By:	/S/ RYAN C. LARRENAGA
Ryan C. Larrenaga** Attorney-in-Fact July 21, 2011

**	Executed by Ryan C. Larrenaga on behalf of David M. Moffett pursuant to a Power of Attorney dated July 5, 2011 and filed herewith, on behalf of Michael A. Jones pursuant to a Power of Attorney dated January 24, 2011 and incorporated by reference to Post-Effective Amendment No. 116 to the Registration Statement of Columbia Funds Series Trust I on Form N-1A (File Nos. 2-99356 and 811-04367) and on behalf of the other Trustees pursuant to a Power of Attorney dated October 28, 2010 and incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on November 5, 2010.

Exhibit Index

Exhibit No.	Description

(4)	Agreement and Plan of Reorganization

(6)(c)	Amendment No. 1 to Investment Management Services Agreement

(12)	Opinion and consent of counsel regarding certain tax matters

(13)(a)(2)	Amendment No. 1 to Administrative Services Agreement

(13)(d)(ii)	Amended and Restated Transfer and Dividend Disbursing Agent Agreement

(13)(r)(2)	Fee Waiver and Expense Cap Agreement

(13)(r)(3)	Amended and Restated Fee Waiver and Expense Cap Agreement

(16)(b)	Power of Attorney of David M. Moffett